Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Cash and cash equivalents		R$ 3,863,395	R$ 7,471,673
Financial assets		32,933,941	16,875,509
Financial assets measured at fair value through profit or loss		71,451	100,051
Financial Investments		42,435	45,864
Derivative financial instruments		29,016	54,187
Financial assets measured at fair value through other comprehensive income		3,000,551	3,099,077
Financial Investments		3,000,551	3,099,077
Financial assets measured at amortized cost		29,861,939	13,676,381
Financial investments		2,891,089
Trade receivables		4,146,321	3,877,167
Consumer Loans		20,913,519	9,578,148
Other receivables		1,911,010	221,066
Prepaid expenses		273,755	141,805
Other assets		19,173	4,371
Tax assets		3,609,417	1,778,853
Current income tax assets		1,533,487	1,212,616
Deferred tax assets	[1]	2,075,930	566,237
Legal deposits		1,370	667
Property, plant and equipment		110,784	74,334
Right of use assets – leases		35,462	43,032
Intangible assets		1,138,811	927,414
TOTAL ASSETS		41,986,108	27,317,658
Financial liabilities measured at fair value through profit or loss		15,751
Derivative financial instruments		15,751
Financial liabilities measured at amortized cost		36,287,500	24,274,008
Third-party funds		29,974,830	20,203,988
Trade payables		5,497,113	3,365,265
Obligations to FIDC FGTS quota holders		815,557	704,755
Labor obligations		594,918	535,434
Taxes payable		826,498	648,205
Deferred tax liabilities		37,791
Lease liability		45,171	53,136
Provision for legal and administrative claims		254,723	17,484
Other liabilities		33,842	25,524
Total Liabilities		38,096,194	25,553,791
Equity		3,889,914	1,763,867
Share premium reserve		2,589,934	1,406,563
Capital reserve		131,325
Fair value reserve		3,507	(22,610)
Retained earnings		1,148,018	224,633
Non-Controlling interests		17,130	155,281
TOTAL EQUITY AND LIABILITIES		R$ 41,986,108	R$ 27,317,658

[1]	The variation in the period is due to the constitution of deferred tax asset (DTA) by PicPay Instituição de Pagamento and the increase of Bank’s DTA related to provision for credit losses.